Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant date	July 27, 2017
Vesting conditions	Service condition: 1 year Non-marketperformance condition: achievement of performance
Fair value per option	₩ 34,400
Total compensation costs	₩ 6,483,000,000	₩ 5,762,000,000